Impairment of non-current assets (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment

		2025
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment 1	Total
		US$M	US$M	US$M	US$M
Other	Various	196	2	63	261

Total impairment of non-current assets		196	2	63	261

Western Australia Nickel 2	Group and unallocated	(90)	–	–	(90)

Reversal of impairment		(90)	–	–	(90)

Net impairment of non-current assets		106	2	63	171

		2024
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
Western Australia Nickel	Group and unallocated	3,744	56	–	3,800
Other	Various	89	1	–	90

Total impairment of non-current assets		3,833	57	–	3,890

Reversal of impairment		–	–	–	–

Net impairment of non-current assets		3,833	57	–	3,890

1	Impairment of equity accounted investment is recognised within ‘Profit/(loss) from equity accounted investments, related impairments and expenses’ in the Consolidated Income Statement.
2	Reversal of impairment is recognised as exceptional. Refer to note 3 ‘Exceptional items’ for further information.

Summary of Goodwill Allocated to Cash Generating Units	The carrying amount of goodwill has been allocated to the CGUs, or groups of CGUs, as follows:

Cash generating unit	2025	2024
	US$M	US$M
Copper SA	1,154	1,154
Other	187	187

Total goodwill	1,341	1,341